Employee Cost - Summary of Plan Assets Allocation by Category for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of defined benefit plans [line items]
Equity instruments		₨ 0.0	₨ 45,217.1
Debt instruments		332,215.9	428,631.2
Property funds		52,753.6	54,384.6
Cash and Cash equivalents		31,103.3	43,537.5
Other		160,192.2	195,406.7
Derivatives		5,793.8	21,379.1
Total	$ 7,083.7	582,058.8	788,556.2
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		29,375.3	30,503.1
Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	12,661.0
Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	1,808.7
Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	9,495.7
Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	4,069.6
Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	17,182.1
Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		151,593.1	186,769.3
Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		103,474.4	145,122.9
Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		77,148.4	96,739.0
Other [Member]
Disclosure of defined benefit plans [line items]
Property funds		23,378.3	23,881.5
Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		31,713.2	50,268.5
Private market [Member]
Disclosure of defined benefit plans [line items]
Other		109,573.1	99,244.4
Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		18,905.9	45,893.8
Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		1,728.0	(3,459.9)
Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		4,065.8	24,839.0
Equity Protection Derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives		0.0
Level 1 [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0
Debt instruments		264,113.9		₨ 294,541.9
Property funds		0.0	0.0
Cash and Cash equivalents		5,285.5		7,496.5
Other		0.0	0.0
Derivatives		0.0	0.0
Total		269,399.4		302,038.4
Level 1 [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		0.0	0.0
Level 1 [Member] | Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0
Level 1 [Member] | Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0
Level 1 [Member] | Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0
Level 1 [Member] | Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0
Level 1 [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0
Level 1 [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		186,050.7		180,264.6
Level 1 [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		78,063.2		₨ 114,277.3
Level 1 [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		0.0
Level 1 [Member] | Other [Member]
Disclosure of defined benefit plans [line items]
Property funds		0.0	0.0
Level 1 [Member] | Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		0.0	0.0
Level 1 [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other		0.0	0.0
Level 1 [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		0.0	0.0
Level 1 [Member] | Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		0.0	0.0
Level 1 [Member] | Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		0.0	0.0
Level 1 [Member] | Equity Protection Derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives		0.0	0.0
Level 2 and 3 of fair value hierarchy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	45,217.1
Debt instruments		68,102.0	134,089.3
Property funds		52,753.6	54,384.6
Cash and Cash equivalents		25,817.8	36,041.0
Other		160,192.2	195,406.7
Derivatives		5,793.8	21,379.1
Total		312,659.4	486,517.8
Level 2 and 3 of fair value hierarchy [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Property funds		29,375.3	30,503.1
Level 2 and 3 of fair value hierarchy [Member] | Technology [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	12,661.0
Level 2 and 3 of fair value hierarchy [Member] | Energy [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	1,808.7
Level 2 and 3 of fair value hierarchy [Member] | Manufacturing [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	9,495.7
Level 2 and 3 of fair value hierarchy [Member] | Financial [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	4,069.6
Level 2 and 3 of fair value hierarchy [Member] | Other instruments at fair value asset [Member]
Disclosure of defined benefit plans [line items]
Equity instruments		0.0	17,182.1
Level 2 and 3 of fair value hierarchy [Member] | Government bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		(34,457.6)	6,504.7
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		25,411.2	30,845.6
Level 2 and 3 of fair value hierarchy [Member] | Corporate bonds (non-investment grade) [Member]
Disclosure of defined benefit plans [line items]
Debt instruments		77,148.4	96,739.0
Level 2 and 3 of fair value hierarchy [Member] | Other [Member]
Disclosure of defined benefit plans [line items]
Property funds		23,378.3	23,881.5
Level 2 and 3 of fair value hierarchy [Member] | Hedge funds [Member]
Disclosure of defined benefit plans [line items]
Other		31,713.2	50,268.5
Level 2 and 3 of fair value hierarchy [Member] | Private market [Member]
Disclosure of defined benefit plans [line items]
Other		109,573.1	99,244.4
Level 2 and 3 of fair value hierarchy [Member] | Alternatives [Member]
Disclosure of defined benefit plans [line items]
Other		18,905.9	45,893.8
Level 2 and 3 of fair value hierarchy [Member] | Foreign exchange contracts [Member]
Disclosure of defined benefit plans [line items]
Derivatives		1,728.0	(3,459.9)
Level 2 and 3 of fair value hierarchy [Member] | Interest Rate and Inflation [Member]
Disclosure of defined benefit plans [line items]
Derivatives		4,065.8	₨ 24,839.0
Level 2 and 3 of fair value hierarchy [Member] | Equity Protection Derivatives [Member]
Disclosure of defined benefit plans [line items]
Derivatives		₨ 0.0